Supplementary Financial Information (Nuclear Decommissioning Trust) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost	$ 642		$ 683	$ 642
Unrealized gain	378		509	378
Unrealized loss	(8)		(4)	(8)
Fair market value	1,012		1,188	1,012
Debt Securities [Member]
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost	333		418	333
Unrealized gain	10		14	10
Unrealized loss	(3)		(2)	(3)
Fair market value	$ 340		$ 430	$ 340
Debt, Weighted Average Interest Rate	3.56%		3.55%	3.56%
Decommissioning Fund Investments, Debt securities, average maturity			9 years	9 years
Decommissioning Fund Investments, debt maturities, one through five years, fair value			$ 111
Decommissioning Fund Investments, debt maturities, five through ten years, fair value			99
Decommissioning Fund Investments, debt maturities, after ten years, fair value			220
Equity Securities [Member]
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost	$ 309		265	$ 309
Unrealized gain	368		495	368
Unrealized loss	(5)		(2)	(5)
Fair market value	672		758	$ 672
Successor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Realized gains	1		9
Realized losses	0		(11)
Proceeds from sales of securities	25		252
Investments in securities	$ (30)		$ (272)
Predecessor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Realized gains		$ 3			$ 1
Realized losses		(2)			(1)
Proceeds from sales of securities		201			401
Investments in securities		$ (215)			$ (418)